Shareholder Report, Holdings (Details)	May 31, 2025
C000005532 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005532 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005532 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005532 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005532 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005532 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005532 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005532 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005532 | T. Rowe Price Dynamic Global Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005532 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005532 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000005532 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000005532 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005532 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005532 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005532 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005532 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005532 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005532 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169938 | T. Rowe Price Institutional Emerging Markets Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169938 | T. Rowe Price International Bond Fund (USD Hedged) - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169938 | Blackstone Partners Offshore Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169938 | T. Rowe Price Real Assets Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169938 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169938 | T. Rowe Price Multi-Strategy Total Return Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169938 | T. Rowe Price Emerging Markets Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169938 | T. Rowe Price Institutional High Yield Fund - Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169938 | T. Rowe Price Dynamic Global Bond Fund - I Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169938 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169938 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000169938 | Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000169938 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000169938 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169938 | Private Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169938 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000169938 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000169938 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169938 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%